SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of issued capital [text block] [Abstract]
Disclosure of classes of share capital [text block]
	2018 Number of shares	2017 Number of shares	2016 Number of shares	2018 £m	2017 £m	2016 £m
Ordinary shares of 10p (formerly 25p) each
At 1 January	71,972,949,589	71,373,735,357	71,373,735,357	7,197	7,138	7,138
Issued under employee share schemes	768,551,098	518,293,181	–	77	51	–
Share buy-back programme (note 41)	(1,577,908,423)	–	–	(158)	–	–
Redesignation of limited voting ordinary shares (see below)	–	80,921,051	–	–	8	–
At 31 December	71,163,592,264	71,972,949,589	71,373,735,357	7,116	7,197	7,138
Limited voting ordinary shares of 10p (formerly 25p) each
At 1 January	–	80,921,051	80,921,051	–	8	8
Redesignation to ordinary shares (see below)	–	(80,921,051)	–	–	(8)	–
At 31 December	–	–	80,921,051	–	–	8
Total issued share capital				7,116	7,197	7,146